Distribution Date:	04/17/25	Benchmark 2022-B34 Mortgage Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2022-B34

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Attention: Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States

Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC

Current Mortgage Loan and Property Stratification	8-12		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer

Historical Detail	18		CMBS Notices		cmbs.notices@parkbridgefinancial.com

Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Holder	Eightfold Real Estate Capital Fund, L.P.
Interest Shortfall Detail - Collateral Level	26
			Brian Tageson		btageson@eightfoldcapital.com
Supplemental Notes	27
			545 NW 26th Street, Suite 630 | Miami, FL 33127 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161YBC6	3.051000%	13,310,000.00	5,925,659.11	259,787.33	15,065.99	0.00	0.00	274,853.32	5,665,871.78	30.27%	30.00%
A-2	08161YBD4	3.956518%	114,778,000.00	114,778,000.00	0.00	378,434.34	0.00	0.00	378,434.34	114,778,000.00	30.27%	30.00%
A-3	08161YAA1	3.956518%	110,063,000.00	110,063,000.00	0.00	362,888.52	0.00	0.00	362,888.52	110,063,000.00	30.27%	30.00%
A-SB	08161YBE2	3.956518%	18,021,000.00	18,021,000.00	0.00	59,417.01	0.00	0.00	59,417.01	18,021,000.00	30.27%	30.00%
A-5	08161YBG7	3.786000%	352,191,000.00	352,191,000.00	0.00	1,111,162.61	0.00	0.00	1,111,162.61	352,191,000.00	30.27%	30.00%
A-M	08161YBJ1	3.956518%	67,354,000.00	67,354,000.00	0.00	222,072.75	0.00	0.00	222,072.75	67,354,000.00	22.45%	22.25%
B	08161YBK8	3.956518%	43,455,000.00	43,455,000.00	0.00	143,275.40	0.00	0.00	143,275.40	43,455,000.00	17.40%	17.25%
C	08161YBL6	3.956518%	41,282,000.00	41,282,000.00	0.00	136,110.81	0.00	0.00	136,110.81	41,282,000.00	12.61%	12.50%
D	08161YAN3	2.000000%	27,159,000.00	27,159,000.00	0.00	45,265.00	0.00	0.00	45,265.00	27,159,000.00	9.46%	9.38%
E	08161YAQ6	2.000000%	17,381,000.00	17,381,000.00	0.00	28,968.33	0.00	0.00	28,968.33	17,381,000.00	7.44%	7.38%
F	08161YAS2	2.456518%	26,073,000.00	26,073,000.00	0.00	53,373.99	0.00	0.00	53,373.99	26,073,000.00	4.41%	4.38%
G	08161YAU7	2.456518%	8,691,000.00	8,691,000.00	0.00	17,791.33	0.00	0.00	17,791.33	8,691,000.00	3.40%	3.38%
H*	08161YAW3	2.456518%	29,332,336.00	29,332,336.00	0.00	38,610.43	0.00	0.00	38,610.43	29,332,336.00	0.00%	0.00%
VRR	08161YBM4	3.956518%	45,741,597.00	45,352,947.48	13,673.02	148,404.93	0.00	0.00	162,077.95	45,339,274.46	0.00%	0.00%
S	08161YAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161YBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,831,933.00	907,058,942.59	273,460.35	2,760,841.44	0.00	0.00	3,034,301.79	906,785,482.24

X-A	08161YBH5	0.097886%	675,717,000.00	668,332,659.11	0.00	54,517.21	0.00	0.00	54,517.21	668,072,871.78
X-D	08161YAE3	1.956518%	44,540,000.00	44,540,000.00	0.00	72,619.42	0.00	0.00	72,619.42	44,540,000.00
X-F	08161YAG8	1.500000%	26,073,000.00	26,073,000.00	0.00	32,591.25	0.00	0.00	32,591.25	26,073,000.00
X-G	08161YAJ2	1.500000%	8,691,000.00	8,691,000.00	0.00	10,863.75	0.00	0.00	10,863.75	8,691,000.00
X-H	08161YAL7	1.500000%	29,332,336.00	29,332,336.00	0.00	36,665.42	0.00	0.00	36,665.42	29,332,336.00
Notional SubTotal			784,353,336.00	776,968,995.11	0.00	207,257.05	0.00	0.00	207,257.05	776,709,207.78

Deal Distribution Total					273,460.35	2,968,098.49	0.00	0.00	3,241,558.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161YBC6	445.20353944	19.51820661	1.13193013	0.00000000	0.00000000	0.00000000	0.00000000	20.65013674	425.68533283
A-2	08161YBD4	1,000.00000000	0.00000000	3.29709822	0.00000000	0.00000000	0.00000000	0.00000000	3.29709822	1,000.00000000
A-3	08161YAA1	1,000.00000000	0.00000000	3.29709821	0.00000000	0.00000000	0.00000000	0.00000000	3.29709821	1,000.00000000
A-SB	08161YBE2	1,000.00000000	0.00000000	3.29709839	0.00000000	0.00000000	0.00000000	0.00000000	3.29709839	1,000.00000000
A-5	08161YBG7	1,000.00000000	0.00000000	3.15500001	0.00000000	0.00000000	0.00000000	0.00000000	3.15500001	1,000.00000000
A-M	08161YBJ1	1,000.00000000	0.00000000	3.29709817	0.00000000	0.00000000	0.00000000	0.00000000	3.29709817	1,000.00000000
B	08161YBK8	1,000.00000000	0.00000000	3.29709815	0.00000000	0.00000000	0.00000000	0.00000000	3.29709815	1,000.00000000
C	08161YBL6	1,000.00000000	0.00000000	3.29709825	0.00000000	0.00000000	0.00000000	0.00000000	3.29709825	1,000.00000000
D	08161YAN3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08161YAQ6	1,000.00000000	0.00000000	1.66666647	0.00000000	0.00000000	0.00000000	0.00000000	1.66666647	1,000.00000000
F	08161YAS2	1,000.00000000	0.00000000	2.04709815	0.00000000	0.00000000	0.00000000	0.00000000	2.04709815	1,000.00000000
G	08161YAU7	1,000.00000000	0.00000000	2.04709815	0.00000000	0.00000000	0.00000000	0.00000000	2.04709815	1,000.00000000
H	08161YAW3	1,000.00000000	0.00000000	1.31630941	0.73078871	3.69928839	0.00000000	0.00000000	1.31630941	1,000.00000000
VRR	08161YBM4	991.50336793	0.29891873	3.24441952	0.02466464	0.12485331	0.00000000	0.00000000	3.54333824	991.20444920
S	08161YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161YBH5	989.07184385	0.00000000	0.08068054	0.00000000	0.00000000	0.00000000	0.00000000	0.08068054	988.68738211
X-D	08161YAE3	1,000.00000000	0.00000000	1.63043152	0.00000000	0.00000000	0.00000000	0.00000000	1.63043152	1,000.00000000
X-F	08161YAG8	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08161YAJ2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08161YAL7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/25 - 03/30/25	30	0.00	15,065.99	0.00	15,065.99	0.00	0.00	0.00	15,065.99	0.00
A-2	03/01/25 - 03/30/25	30	0.00	378,434.34	0.00	378,434.34	0.00	0.00	0.00	378,434.34	0.00
A-3	03/01/25 - 03/30/25	30	0.00	362,888.52	0.00	362,888.52	0.00	0.00	0.00	362,888.52	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	59,417.01	0.00	59,417.01	0.00	0.00	0.00	59,417.01	0.00
A-5	03/01/25 - 03/30/25	30	0.00	1,111,162.61	0.00	1,111,162.61	0.00	0.00	0.00	1,111,162.61	0.00
X-A	03/01/25 - 03/30/25	30	0.00	54,517.21	0.00	54,517.21	0.00	0.00	0.00	54,517.21	0.00
A-M	03/01/25 - 03/30/25	30	0.00	222,072.75	0.00	222,072.75	0.00	0.00	0.00	222,072.75	0.00
B	03/01/25 - 03/30/25	30	0.00	143,275.40	0.00	143,275.40	0.00	0.00	0.00	143,275.40	0.00
C	03/01/25 - 03/30/25	30	0.00	136,110.81	0.00	136,110.81	0.00	0.00	0.00	136,110.81	0.00
X-D	03/01/25 - 03/30/25	30	0.00	72,619.42	0.00	72,619.42	0.00	0.00	0.00	72,619.42	0.00
X-F	03/01/25 - 03/30/25	30	0.00	32,591.25	0.00	32,591.25	0.00	0.00	0.00	32,591.25	0.00
X-G	03/01/25 - 03/30/25	30	0.00	10,863.75	0.00	10,863.75	0.00	0.00	0.00	10,863.75	0.00
X-H	03/01/25 - 03/30/25	30	0.00	36,665.42	0.00	36,665.42	0.00	0.00	0.00	36,665.42	0.00
D	03/01/25 - 03/30/25	30	0.00	45,265.00	0.00	45,265.00	0.00	0.00	0.00	45,265.00	0.00
E	03/01/25 - 03/30/25	30	0.00	28,968.33	0.00	28,968.33	0.00	0.00	0.00	28,968.33	0.00
F	03/01/25 - 03/30/25	30	0.00	53,373.99	0.00	53,373.99	0.00	0.00	0.00	53,373.99	0.00
G	03/01/25 - 03/30/25	30	0.00	17,791.33	0.00	17,791.33	0.00	0.00	0.00	17,791.33	0.00
H	03/01/25 - 03/30/25	30	87,073.03	60,046.17	0.00	60,046.17	21,435.74	0.00	0.00	38,610.43	108,508.77
VRR	03/01/25 - 03/30/25	30	4,582.79	149,533.12	0.00	149,533.12	1,128.20	0.00	0.00	148,404.93	5,710.99
Totals			91,655.82	2,990,662.42	0.00	2,990,662.42	22,563.94	0.00	0.00	2,968,098.49	114,219.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount	3,241,558.84
Non-VRR Interest Available Funds (1)	3,079,480.89
VRR Interest Available Funds (1)	162,077.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,007,662.83	Master Servicing Fee	8,275.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,497.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	390.54
ARD Interest	0.00	Operating Advisor Fee	1,546.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,007,662.83	Total Fees	17,000.41

Principal		Expenses/Reimbursements
Scheduled Principal	273,460.35	Reimbursement for Interest on Advances	681.89
Unscheduled Principal Collections		ASER Amount	18,382.05
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	273,460.35	Total Expenses/Reimbursements	22,563.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,968,098.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	273,460.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,241,558.84
Total Funds Collected	3,281,123.18	Total Funds Distributed	3,281,123.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	907,058,942.83	907,058,942.83	Beginning Certificate Balance	907,058,942.59
(-) Scheduled Principal Collections	273,460.35	273,460.35	(-) Principal Distributions	273,460.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	906,785,482.48	906,785,482.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	907,437,430.70	907,437,430.70	Ending Certificate Balance	906,785,482.24
Ending Actual Collateral Balance	907,112,441.87	907,112,441.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	12	89,394,866.02	9.86%	75	4.1696	2.018862	1.99 or less	13	270,193,356.70	29.80%	81	4.4433	1.421789
10,000,000 to 19,999,999		9	126,636,463.59	13.97%	68	4.3360	2.178226	2.00 to 2.49	13	182,731,277.13	20.15%	71	4.0511	2.209976
20,000,000 to 29,999,999		7	175,109,507.45	19.31%	67	3.8936	2.638917	2.50 to 2.99	5	212,893,848.65	23.48%	66	3.3961	2.771244
30,000,000 to 39,999,999		5	172,069,645.42	18.98%	75	4.1578	2.167569	3.00 to 3.49	5	185,967,000.00	20.51%	64	3.2029	3.150205
	40,000,000 or greater	5	343,575,000.00	37.89%	67	3.4127	2.644731	3.50 or greater	2	55,000,000.00	6.07%	36	4.2205	4.295455
	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	4,486,852.92	0.49%	84	4.1000	1.510000
							Industrial	12	49,818,360.44	5.49%	83	4.1463	2.004595
Arizona	1	3,886,861.29	0.43%	83	3.9000	2.040000
							Lodging	2	29,818,848.65	3.29%	41	4.7826	4.427642
Arkansas	1	2,983,576.72	0.33%	83	3.9000	2.040000
							Mixed Use	5	25,499,000.00	2.81%	58	4.0442	2.002956
California	8	284,674,147.09	31.39%	66	3.7542	2.573969
							Multi-Family	6	81,731,281.14	9.01%	80	4.3698	1.597638
Colorado	1	8,970,000.00	0.99%	84	4.3480	1.840000
							Office	36	492,805,895.31	54.35%	65	3.5397	2.635340
Connecticut	2	28,000,000.00	3.09%	83	3.9700	2.350000
							Other	6	33,972,600.00	3.75%	63	4.3191	2.206911
Idaho	1	2,864,051.43	0.32%	84	4.1000	1.510000
							Retail	36	193,139,496.92	21.30%	79	4.0955	2.030531
Illinois	3	20,987,656.92	2.31%	75	4.2056	1.878499
							Totals	103	906,785,482.48	100.00%	69	3.8505	2.426213
Indiana	8	30,097,026.48	3.32%	68	4.6679	1.716676
Iowa	1	4,420,620.50	0.49%	83	3.9000	2.040000
Louisiana	3	3,636,814.04	0.40%	84	4.1000	1.510000
Michigan	16	124,711,720.81	13.75%	57	3.8949	2.711517
Minnesota	1	5,132,299.31	0.57%	83	3.9000	2.040000
Mississippi	1	1,125,335.55	0.12%	84	4.1000	1.510000
New Jersey	2	26,417,000.00	2.91%	29	3.0362	3.210854
New York	11	165,466,643.81	18.25%	77	3.3766	2.597901
Ohio	5	44,892,668.00	4.95%	83	4.6874	1.211116
Pennsylvania	2	8,062,043.78	0.89%	83	4.3596	1.798436
South Carolina	2	7,365,393.65	0.81%	84	4.1000	1.510000
Texas	4	41,807,860.29	4.61%	83	4.1161	1.994617
Virginia	14	32,586,699.78	3.59%	42	4.0920	2.322140
Washington	1	34,500,000.00	3.80%	83	4.0890	2.580000
West Virginia	7	7,288,117.39	0.80%	84	4.1000	1.510000
Wisconsin	3	12,422,092.70	1.37%	83	4.2976	2.379478
Totals	103	906,785,482.48	100.00%	69	3.8505	2.426213

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999 or less	3	192,167,000.00	21.19%	74	2.7902	3.066141	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000 to 3.4999	2	37,000,000.00	4.08%	65	3.4104	2.655946	13 months or greater	38	906,785,482.48	100.00%	69	3.8505	2.426213
	3.5000 to 3.9999	9	274,125,000.00	30.23%	56	3.8151	2.728505	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213
	4.000 or greater	24	403,493,482.48	44.50%	77	4.4199	1.895004
	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	243,634,916.68	26.87%	34	3.8617	3.055841	Interest Only	25	698,582,000.00	77.04%	67	3.6916	2.653151
	61 months or greater	28	663,150,565.80	73.13%	83	3.8464	2.194894	358 or Less	13	208,203,482.48	22.96%	76	4.3837	1.664770
	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	37	871,785,482.48	96.14%	70	3.8534	2.374672			No outstanding loans in this group
	13 months to 24 months	1	35,000,000.00	3.86%	45	3.7780	3.710000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	906,785,482.48	100.00%	69	3.8505	2.426213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10235725	OF	New York	NY	Actual/360	2.792%	204,355.96	0.00	0.00	N/A	01/09/32	--	85,000,000.00	85,000,000.00	03/09/25
2	10235726	OF	Los Angeles	CA	Actual/360	2.776%	203,187.78	0.00	0.00	01/06/32	01/06/35	01/06/32	85,000,000.00	85,000,000.00	03/06/25
3-A-1-2	10235727	Various Detroit		MI	Actual/360	3.778%	162,663.89	0.00	0.00	N/A	01/01/29	--	50,000,000.00	50,000,000.00	04/01/25
3-A-1-3-A	10235728				Actual/360	3.778%	113,864.72	0.00	0.00	N/A	01/01/29	--	35,000,000.00	35,000,000.00	04/01/25
4	10235729	OF	Los Angeles	CA	Actual/360	4.440%	259,986.67	0.00	0.00	N/A	04/06/32	--	68,000,000.00	68,000,000.00	04/06/25
5	10235730	OF	Long Beach	CA	Actual/360	3.750%	179,460.94	0.00	0.00	N/A	02/06/27	--	55,575,000.00	55,575,000.00	04/06/25
6	10235731	MF	Various	OH	Actual/360	4.812%	160,818.27	49,338.11	0.00	N/A	03/06/32	--	38,810,619.25	38,761,281.14	04/06/25
7	10235732	Various Various		Various	Actual/360	4.100%	119,537.36	49,582.07	0.00	N/A	04/06/32	--	33,857,946.35	33,808,364.28	04/06/25
8	10235733	RT	Redmond	WA	Actual/360	4.089%	121,477.38	0.00	0.00	N/A	03/06/32	--	34,500,000.00	34,500,000.00	04/06/25
9	10235734	IN	Various	Various	Actual/360	3.900%	100,750.00	0.00	0.00	N/A	03/06/32	--	30,000,000.00	30,000,000.00	04/06/25
10	10235735	RT	Shelby Township	MI	Actual/360	4.120%	96,692.14	42,561.15	0.00	N/A	03/06/32	--	27,254,281.96	27,211,720.81	04/06/25
11	10235736	RT	New York	NY	Actual/360	3.388%	81,688.44	0.00	0.00	N/A	12/06/31	--	28,000,000.00	28,000,000.00	04/01/25
12	10235737	OF	Westport	CT	Actual/360	3.970%	95,721.11	0.00	0.00	N/A	03/06/32	--	28,000,000.00	28,000,000.00	04/06/25
13	10235738	MF	Kingwood	TX	Actual/360	3.860%	91,406.94	0.00	0.00	N/A	03/06/32	--	27,500,000.00	27,500,000.00	04/06/25
14	10235739	RT	Placerville	CA	Actual/360	4.260%	81,674.91	34,068.58	0.00	N/A	02/06/32	--	22,264,855.22	22,230,786.64	04/06/25
15	10235740	OF	Plainsboro	NJ	Actual/360	2.838%	54,172.45	0.00	0.00	11/06/26	04/06/31	--	22,167,000.00	22,167,000.00	03/06/25
16	10235741	LO	Palm Desert	CA	Actual/360	4.995%	86,025.00	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	03/06/25
17	10235742	Various New York		NY	Actual/360	3.920%	64,979.44	0.00	0.00	N/A	02/06/29	--	19,250,000.00	19,250,000.00	04/06/25
18	10235743	98	Bronx	NY	Actual/360	4.892%	69,507.17	0.00	0.00	N/A	03/01/32	--	16,500,000.00	16,500,000.00	04/01/25
19	10235744	OF	Westlake Village	CA	Actual/360	3.827%	50,420.73	0.00	0.00	N/A	04/06/32	--	15,300,000.00	15,300,000.00	03/06/25
20	10235745	Various Various		IN	Actual/360	5.184%	59,829.90	16,907.31	0.00	N/A	03/06/32	--	13,402,756.29	13,385,848.98	04/06/25
21	10235746	OF	Goleta	CA	Actual/360	3.552%	41,292.00	0.00	0.00	N/A	03/06/32	--	13,500,000.00	13,500,000.00	04/06/25
22	10235747	OF	Chesapeake	VA	Actual/360	4.500%	51,079.32	17,323.20	0.00	N/A	03/06/27	--	13,181,760.30	13,164,437.10	04/06/25
23	10235748	RT	Fort Wayne	IN	Actual/360	4.336%	46,873.52	17,734.87	0.00	N/A	02/06/29	--	12,553,912.38	12,536,177.51	04/06/25
24	10235749	RT	Canton	MI	Actual/360	4.200%	45,208.33	0.00	0.00	N/A	04/01/32	--	12,500,000.00	12,500,000.00	03/01/25
25	10235750	IN	Leander	TX	Actual/360	4.850%	43,852.08	0.00	0.00	N/A	03/06/32	--	10,500,000.00	10,500,000.00	04/06/25
26	10235751	LO	Appleton	WI	Actual/360	4.350%	36,834.79	14,688.73	0.00	N/A	03/06/32	--	9,833,537.38	9,818,848.65	04/06/25
27	10235752	OF	Fredericksburg	VA	Actual/360	4.130%	33,074.42	0.00	0.00	N/A	04/06/32	--	9,300,000.00	9,300,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	10235753	OF	Richmond	VA	Actual/360	3.480%	26,970.00	0.00	0.00	N/A	12/06/26	--	9,000,000.00	9,000,000.00	03/06/25
29	10235754	OF	Arlington Heights	IL	Actual/360	4.200%	30,880.86	13,130.69	0.00	N/A	03/06/32	--	8,538,485.54	8,525,354.85	03/06/23
30	10235755	MF	Carbondale	CO	Actual/360	4.348%	33,584.68	0.00	0.00	N/A	04/06/32	--	8,970,000.00	8,970,000.00	04/06/25
31	10235756	RT	Various	Various	Actual/360	4.010%	30,041.58	0.00	0.00	N/A	03/06/32	--	8,700,000.00	8,700,000.00	04/06/25
32	10235757	MU	Brooklyn	NY	Actual/360	4.360%	32,100.50	0.00	0.00	N/A	03/06/32	--	8,550,000.00	8,550,000.00	04/06/25
33	10210554	RT	Chicago	IL	Actual/360	4.050%	24,247.32	10,334.45	0.00	N/A	03/06/30	--	6,952,636.52	6,942,302.07	04/06/25
34	10235758	OF	Effingham	IL	Actual/360	4.410%	20,962.20	0.00	0.00	N/A	03/06/32	--	5,520,000.00	5,520,000.00	04/06/25
			East Rancho
35	10235759	IN		CA	Actual/360	4.210%	18,402.46	7,791.19	0.00	N/A	03/06/32	--	5,076,151.64	5,068,360.45	04/06/25
			Dominguez
36	10235760	OF	Philadelphia	PA	Actual/360	4.680%	19,142.50	0.00	0.00	N/A	03/06/32	--	4,750,000.00	4,750,000.00	04/06/25
37	10235761	IN	Carlstadt	NJ	Actual/360	4.070%	14,895.07	0.00	0.00	N/A	03/06/32	--	4,250,000.00	4,250,000.00	04/06/25
Totals							3,007,662.83	273,460.35	0.00				907,058,942.83	906,785,482.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	98,557,671.61	67,748,704.25	01/01/24	09/30/24	--	0.00	0.00	203,898.50	203,898.50	0.00	0.00
2	0.00	16,568,361.55	07/01/24	12/31/24	--	0.00	0.00	202,272.85	202,272.85	0.00	0.00
3-A-1-2	52,185,500.20	27,222,446.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A-1-3-A	57,062,739.91	52,185,500.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,787,786.32	4,417,454.69	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,197,513.12	4,412,025.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,772,730.31	2,230,244.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,045,728.68	3,114,355.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,501,178.49	3,815,609.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,732,991.77	8,940,309.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,707,669.25	2,873,263.19	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,148,361.73	3,965,038.06	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,294,283.32	2,114,928.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,255,660.67	2,356,825.29	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,953,868.81	2,102,233.62	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	21,283,910.00	20,886,657.00	10/01/23	09/30/24	--	0.00	0.00	54,124.73	54,124.73	0.00	0.00
16	42,694,844.00	30,111,034.00	01/01/24	09/30/24	--	0.00	0.00	85,981.94	85,981.94	0.00	0.00
17	1,608,441.41	1,651,662.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,061,691.33	764,756.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,263,948.34	1,821,003.95	01/01/24	12/31/24	--	0.00	0.00	50,387.79	50,387.79	0.00	0.00
20	1,306,006.74	1,227,791.67	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,687,843.02	1,717,659.06	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,591,295.74	2,257,243.33	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,660,294.08	1,684,806.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,444,721.66	1,377,305.87	01/01/24	12/31/24	--	0.00	0.00	44,656.69	44,656.69	0.00	0.00
25	872,555.66	883,394.93	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,699,538.56	1,814,503.18	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,875,418.04	1,158,975.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	5,983,177.00	4,869,501.00	01/01/24	12/31/24	--	0.00	0.00	26,863.43	26,863.43	0.00	0.00
29	0.00	744,539.00	01/01/24	12/31/24	03/11/25	5,085,621.95	34,985.19	25,528.99	1,064,421.36	256,790.97	0.00
30	785,422.18	733,634.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	757,785.27	774,180.08	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	618,903.23	486,435.95	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	717,910.00	710,434.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	579,294.45	574,184.01	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	248,026.12	763,850.09	01/01/24	12/24/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	402,526.26	384,005.71	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	389,321.96	403,603.43	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	341,736,559.24	281,868,465.51				5,085,621.95	34,985.19	693,714.92	1,732,607.29	256,790.97	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	1	8,525,354.85	0	0.00	1	8,525,354.85	0	0.00	0	0.00	0	0.00	3.850494%	3.828729%	69
03/17/25	0	0.00	0	0.00	1	8,538,485.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850654%	3.828888%	70
02/18/25	1	15,300,000.00	0	0.00	1	8,554,552.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850857%	3.829092%	71
01/17/25	0	0.00	0	0.00	1	8,567,577.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851014%	3.829250%	72
12/17/24	0	0.00	1	15,300,000.00	1	8,580,556.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851171%	3.829407%	73
11/18/24	1	15,300,000.00	0	0.00	1	8,594,487.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851342%	3.829578%	74
10/18/24	0	0.00	0	0.00	1	8,607,368.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851498%	3.829734%	75
09/17/24	0	0.00	0	0.00	1	8,621,205.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851667%	3.829904%	76
08/16/24	0	0.00	0	0.00	1	8,633,991.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851821%	3.830058%	77
07/17/24	0	0.00	0	0.00	1	8,646,730.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851974%	3.830211%	78
06/17/24	0	0.00	0	0.00	1	8,660,430.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.852142%	3.830379%	79
05/17/24	0	0.00	0	0.00	1	8,673,074.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.852294%	3.830531%	80
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10235725	03/09/25	0	B	203,898.50	203,898.50	0.00	85,000,000.00
2	10235726	03/06/25	0	B	202,272.85	202,272.85	0.00	85,000,000.00
15	10235740	03/06/25	0	B	54,124.73	54,124.73	0.00	22,167,000.00
16	10235741	03/06/25	0	B	85,981.94	85,981.94	0.00	20,000,000.00
19	10235744	03/06/25	0	B	50,387.79	50,387.79	20.00	15,300,000.00
24	10235749	03/01/25	0	B	44,656.69	44,656.69	0.00	12,500,000.00
28	10235753	03/06/25	0	B	26,863.43	26,863.43	0.00	9,000,000.00
29	10235754	03/06/23	24	6	25,528.99	1,064,421.36	359,993.09	8,852,314.24	06/06/23	7			02/26/25
Totals					693,714.92	1,732,607.29	360,013.09	257,819,314.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		97,739,437	97,739,437	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		116,786,178	116,786,178	0		0
49 - 60 Months		6,942,302	6,942,302	0		0
> 60 Months		685,317,566	676,792,211	0		8,525,355

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	906,785,482	898,260,128	0	0	0	8,525,355
Mar-25	907,058,943	898,520,457	0	0	8,538,486	0
Feb-25	907,401,576	883,547,024	15,300,000	0	8,554,552	0
Jan-25	907,672,719	899,105,141	0	0	8,567,578	0
Dec-24	907,942,844	884,062,288	0	15,300,000	8,580,556	0
Nov-24	908,235,455	884,340,968	15,300,000	0	8,594,487	0
Oct-24	908,503,465	899,896,097	0	0	8,607,369	0
Sep-24	908,794,038	900,172,832	0	0	8,621,206	0
Aug-24	909,059,949	900,425,958	0	0	8,633,991	0
Jul-24	909,324,861	900,678,131	0	0	8,646,730	0
Jun-24	909,612,447	900,952,016	0	0	8,660,431	0
May-24	909,875,284	901,202,209	0	0	8,673,074	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
29	10235754	8,525,354.85	8,852,314.24	5,400,000.00	08/14/24	744,539.00	1.41000	12/31/24	03/06/32	322
Totals		8,525,354.85	8,852,314.24	5,400,000.00		744,539.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	10235754	OF	IL	06/06/23	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	681.89	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	18,382.05	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	18,382.05	0.00	0.00	681.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,563.94

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27